8. STOCK BASED COMPENSATION (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2005	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2010
Equity [Abstract]
Stock Issued for Services, Shares	7,171,725	1,000,000
Stock Issued for Services, Value		$ 30,000
Stock Issued for Loans, Shares		1,500,000	3,500,000	3,500,000
Stock Issued for Loans, Value		$ 7,500